Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The information below supplements and should be read in conjunction with the Funds’ Prospectus and SAI.

Effective immediately, the ticker symbol for each Fund, shares of which are listed on Cboe BZX Exchange, Inc., is revised as follows:

Fund	Current Ticker Symbol	New Ticker Symbol
WisdomTree U.S. Corporate Bond Fund	WFIG	QIG
WisdomTree U.S. Short-Term Corporate Bond Fund	SFIG	QSIG
WisdomTree U.S. High Yield Corporate Bond Fund	WFHY	QHY

Therefore, all references in the Prospectus and SAI to each Fund’s current ticker symbol are deleted in their entirety and replaced with the new ticker symbol listed in the chart above.

In addition, effective immediately, the names of the WisdomTree U.S. Corporate Bond Index and WisdomTree U.S. Short-term Corporate Bond Index (together, the “Indexes”), the performance, before fees and expenses, of which the WisdomTree U.S. Corporate Bond Fund and WisdomTree U.S. Short-Term Corporate Bond Fund, respectively, seek to track are revised as shown below.

Fund	Current Index Name	New Index Name
WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. Corporate Bond Index	WisdomTree U.S. Quality Corporate Bond Index
WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree U.S. Short-term Corporate Bond Index	WisdomTree U.S. Short-term Quality Corporate Bond Index

Therefore, all references in the Prospectus and SAI to the “WisdomTree U.S. Corporate Bond Index” and “WisdomTree U.S. Short-term Corporate Bond Index” are deleted in their entirety and replaced with “WisdomTree U.S. Quality Corporate Bond Index” and “WisdomTree U.S. Short-term Quality Corporate Bond Index”, respectively.

The name changes described in this Supplement will not affect the Indexes’ methodologies, or the Funds’ names, investment objectives or principal investment strategies, nor will they affect the Funds’ fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. Corporate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QIG
WisdomTree U.S. Short-Term Corporate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QSIG
WisdomTree U.S. High Yield Corporate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QHY